Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2014
Premises and equipment
end of	2014	2013
Premises and equipment (CHF million)
Buildings and improvements	2,303	2,415
Land	420	491
Leasehold improvements	2,180	2,043
Software	6,484	5,740
Equipment	2,390	2,370
Premises and equipment	13,777	13,059
Accumulated depreciation	(9,136)	(7,968)
Total premises and equipment, net	4,641	5,091

Depreciation and impairment	Depreciation and impairment
in	2014	2013	2012
CHF million
Depreciation	1,232	1,236	1,229
Impairment	23	65	17

Bank
Premises and equipment
end of	2014	2013
Premises and equipment (CHF million)
Buildings and improvements	2,087	2,201
Land	396	466
Leasehold improvements	2,162	2,031
Software	6,476	5,734
Equipment	2,304	2,288
Premises and equipment	13,425	12,720
Accumulated depreciation	(8,984)	(7,825)
Total premises and equipment, net	4,441	4,895

Depreciation and impairment	Depreciation and impairment
in	2014	2013	2012
CHF million
Depreciation	1,224	1,227	1,218
Impairment	23	65	17